Other Assets - Schedule of other assets (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Other Assets [Abstract]
Advances and amounts recoverable from suppliers	R$ 767,900	R$ 621,376
Amounts receivable from the sale of property, plant and equipment items	302,947	305,155
Amounts receivable	53,406	202,834
Advances to employees	79,830	69,635
Other	85,739	131,532
Total	1,289,822	1,330,532
Current	852,155	1,079,670
Non-current	R$ 437,667	R$ 250,862